                                               OppenheimerFunds, Inc.
                                             Two World Financial Center
                                           225 Liberty Street, 11th Floor
                                           New York, New York 10281-1008

                                                           September 10, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Global Value Fund
                File Nos. 333-144517; 811-22092

To the Securities and Exchange Commission:

     On behalf of  Oppenheimer  Global  Value  Fund  (the  "Fund"),  transmitted
herewith  for  filing  with  the   Securities  and  Exchange   Commission   (the
"Commission")  under the  Securities  Act of 1933,  as amended (the  "Securities
Act") and the  Investment  Company  Act of 1940,  as  amended  (the  "Investment
Company Act"),  is an amendment  (the  "Amendment")  to the Fund's  Registration
Statement on Form N-1A (the "Registration Statement") filed on July 12, 2007.

     The  Amendment  is marked to show  changes in  response  to comments of the
Commission  Staff on the Registration  Statement.  This filing also includes our response letter in connection with the Staff's comments and our revisions.

     This filing contains a delaying  amendment as indicated on the facing page, delaying the  effectiveness of the  Registration  Statement until the Registrant files a further  amendment  which  specifically  states  that this  Registration
Statement shall become effective,  or until such date as the Commission,  acting pursuant to Section  8(a),  shall  determine.  In this  regard,  we plan to file another  amendment to the Registration  Statement on or about September 17, 2007 for the  purpose of filing  the Fund's  financial  statements  and making  other revisions as necessary,  at which time we will also submit a formal  request for accelerated  effectiveness  to  September  25,  2007 (or as soon as  practicable thereafter).

     We would be pleased to provide you with any additional  information you may require  or with  copies of any of the  materials  referred  to above.  We would appreciate  any  further  comments  the  Commission  Staff  may  have as soon as possible.  Please direct any communications  relating to this filing to Nancy S.
Vann, Esq. at  OppenheimerFunds,  Inc., Two World Financial Center,  225 Liberty
Street, New York, New York 10281, (212) 323-5089.

                                                     Very truly yours,

                                                     /s/  Taylor V. Edwards
                                                     Taylor V. Edwards
                                                     Vice President and Assistant Counsel
cc:    Vincent DiStefano, Esq.
       Ronald Feiman, Esq.
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann